                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08657

                         Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
	Pioneer Equity Income Fund
	Schedule of Investments 1/31/16 (unaudited)

Shares		Value
	COMMON STOCKS - 99.8%
	Energy - 9.3%
	Oil & Gas Drilling - 1.3%
362,082	Helmerich & Payne, Inc.	$18,393,766
	Oil & Gas Equipment & Services - 0.8%
418,400	Frank's International NV	$6,121,192
76,702	Schlumberger, Ltd.	5,543,254
		$11,664,446
	Integrated Oil & Gas - 3.2%
299,731	Chevron Corp.	$25,917,740
277,788	Occidental Petroleum Corp.	19,120,148
		$45,037,888
	Oil & Gas Exploration & Production - 1.2%
437,472	Anadarko Petroleum Corp.	$17,100,780
	Oil & Gas Refining & Marketing - 2.8%
426,030	Marathon Petroleum Corp.	$17,803,794
273,425	Phillips 66	21,915,014
		$39,718,808
	Total Energy	$131,915,688
	Materials - 9.9%
	Diversified Chemicals - 1.0%
132,830	EI du Pont de Nemours & Co.	$7,008,111
173,802	The Dow Chemical Co.	7,299,684
		$14,307,795
	Fertilizers & Agricultural Chemicals - 2.1%
394,532	Syngenta AG (A.D.R.)	$29,148,024
	Specialty Chemicals - 5.6%
113,247	Celanese Corp.	$7,210,436
4,755	Givaudan SA	8,851,369
189,317	Johnson Matthey Plc	6,646,263
716,600	The Valspar Corp.	56,131,282
		$78,839,350
	Diversified Metals & Mining - 1.2%
237,600	Compass Minerals International, Inc.	$17,784,360
	Total Materials	$140,079,529
	Capital Goods - 6.0%
	Aerospace & Defense - 0.8%
90,442	Raytheon Co.	$11,598,282
	Industrial Conglomerates - 2.1%
1,029,984	General Electric Co.	$29,972,534
	Industrial Machinery - 2.5%
1,363,363	The Gorman-Rupp Co. +	$34,656,687
	Trading Companies & Distributors - 0.6%
184,056	Wolseley Plc	$9,077,650
	Total Capital Goods	$85,305,153
	Commercial Services & Supplies - 2.3%
	Office Services & Supplies - 0.6%
192,664	MSA Safety, Inc.	$8,246,019
	Diversified Support Services - 1.3%
290,000	G&K Services, Inc.	$18,670,200
	Human Resource & Employment Services - 0.4%
95,096	Randstad Holding NV	$5,162,837
	Total Commercial Services & Supplies	$32,079,056
	Transportation - 1.0%
	Railroads - 1.0%
110,000	Norfolk Southern Corp.	$7,755,000
97,059	Union Pacific Corp.	6,988,248
		$14,743,248
	Total Transportation	$14,743,248
	Automobiles & Components - 0.7%
	Auto Parts & Equipment - 0.2%
112,608	BorgWarner, Inc.	$3,306,171
	Automobile Manufacturers - 0.5%
220,000	General Motors Co.	$6,520,800
	Total Automobiles & Components	$9,826,971
	Consumer Durables & Apparel - 0.6%
	Household Appliances - 0.6%
380,383	Electrolux AB	$8,238,767
	Total Consumer Durables & Apparel	$8,238,767
	Consumer Services - 4.5%
	Hotels, Resorts & Cruise Lines - 1.5%
590,357	InterContinental Hotels Group Plc	$19,312,864
60,765	InterContinental Hotels Group Plc (A.D.R.)	2,013,752
		$21,326,616
	Leisure Facilities - 2.3%
607,087	Cedar Fair LP	$32,861,619
	Restaurants - 0.7%
48,921	Cracker Barrel Old Country Store, Inc.	$6,419,903
25,000	McDonald's Corp.	3,094,500
		$9,514,403
	Total Consumer Services	$63,702,638
	Media - 3.4%
	Broadcasting - 1.5%
280,000	CBS Corp. (Class B)	$13,300,000
132,190	Scripps Networks Interactive, Inc.	8,059,624
		$21,359,624
	Movies & Entertainment - 1.1%
500,000	Regal Entertainment Group	$8,625,000
100,000	Time Warner, Inc.	7,044,000
		$15,669,000
	Publishing - 0.8%
114,100	John Wiley & Sons, Inc. (Class A)	$4,769,380
142,644	Meredith Corp.	6,035,268
		$10,804,648
	Total Media	$47,833,272
	Retailing - 0.3%
	General Merchandise Stores - 0.3%
65,979	Target Corp.	$4,778,199
	Total Retailing	$4,778,199
	Food, Beverage & Tobacco - 14.7%
	Soft Drinks - 3.3%
353,400	Dr. Pepper Snapple Group, Inc.	$33,163,056
323,033	The Coca-Cola Co.	13,864,576
		$47,027,632
	Packaged Foods & Meats - 11.4%
18,000	Calavo Growers, Inc.	$931,500
445,005	Campbell Soup Co.	25,102,732
133,287	General Mills, Inc.	7,532,048
80,712	John B Sanfilippo & Son, Inc.	4,841,913
342,785	Kellogg Co.	25,174,130
100,000	McCormick & Co., Inc.	8,797,000
222,793	Mead Johnson Nutrition Co.	16,150,265
769,000	Mondelez International, Inc.	33,143,900
503,396	Pinnacle Foods, Inc.	21,590,654
200,000	The Hershey Co.	17,622,000
		$160,886,142
	Total Food, Beverage & Tobacco	$207,913,774
	Household & Personal Products - 1.2%
	Household Products - 1.2%
129,210	The Clorox Co.	$16,674,550
	Total Household & Personal Products	$16,674,550
	Health Care Equipment & Services - 5.0%
	Health Care Equipment - 3.8%
116,900	Abbott Laboratories	$4,424,665
226,600	Becton Dickinson and Co.	32,940,842
1,026,557	Smith & Nephew Plc	16,988,700
		$54,354,207
	Health Care Distributors - 1.2%
489,300	Owens & Minor, Inc.	$16,954,245
	Total Health Care Equipment & Services	$71,308,452
	Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
	Biotechnology - 0.9%
49,017	Amgen, Inc.	$7,486,366
115,000	Baxalta, Inc.	4,601,150
		$12,087,516
	Pharmaceuticals - 6.5%
323,326	AstraZeneca Plc (A.D.R.)	$10,417,564
147,342	Eli Lilly & Co.	11,654,752
461,065	GlaxoSmithKline Plc (A.D.R.)	19,037,374
72,257	Johnson & Johnson	7,546,521
454,640	Merck & Co., Inc.	23,036,609
481,577	Zoetis, Inc.	20,731,890
		$92,424,710
	Total Pharmaceuticals, Biotechnology & Life Sciences	$104,512,226
	Banks - 3.3%
	Diversified Banks - 3.3%
833,202	Bank of America Corp.	$11,781,476
302,081	US Bancorp	12,101,365
459,400	Wells Fargo & Co.	23,075,662
		$46,958,503
	Total Banks	$46,958,503
	Diversified Financials - 3.7%
	Consumer Finance - 0.8%
214,951	American Express Co.	$11,499,878
	Asset Management & Custody Banks - 2.1%
65,000	Northern Trust Corp.	$4,035,200
455,754	State Street Corp.	25,399,170
		$29,434,370
	Investment Banking & Brokerage - 0.8%
432,759	Morgan Stanley Co.	$11,199,803
	Total Diversified Financials	$52,134,051
	Insurance - 5.7%
	Life & Health Insurance - 0.8%
281,652	Lincoln National Corp.	$11,113,988
	Multi-line Insurance - 1.0%
346,013	The Hartford Financial Services Group, Inc.	$13,902,802
	Property & Casualty Insurance - 3.9%
201,989	Chubb, Ltd.	$22,838,896
283,525	The Progressive Corp.	8,860,156
223,272	The Travelers Companies, Inc.	23,899,035
		$55,598,087
	Total Insurance	$80,614,877
	Real Estate - 2.7%
	Office REIT - 0.8%
149,330	Alexandria Real Estate Equities, Inc.	$11,823,949
	Residential REIT - 0.7%
128,333	Camden Property Trust	$9,791,808
	Retail REIT - 0.6%
331,872	Kimco Realty Corp.	$9,023,600
	Specialized REIT - 0.6%
359,003	Outfront Media, Inc.	$7,808,315
	Total Real Estate	$38,447,672
	Software & Services - 0.8%
	IT Consulting & Other Services - 0.8%
99,491	Accenture Plc	$10,500,280
	Total Software & Services	$10,500,280
	Semiconductors & Semiconductor Equipment - 4.5%
	Semiconductor Equipment - 0.2%
81,814	Cabot Microelectronics Corp.	$3,324,921
	Semiconductors - 4.3%
109,000	Intel Corp.	$3,381,180
288,426	Linear Technology Corp.	12,324,443
523,502	Microchip Technology, Inc.	23,458,125
717,266	NVIDIA Corp.	21,008,721
		$60,172,469
	Total Semiconductors & Semiconductor Equipment	$63,497,390
	Telecommunication Services - 0.7%
	Integrated Telecommunication Services - 0.7%
208,462	AT&T, Inc.	$7,517,140
55,000	Verizon Communications, Inc.	2,748,350
		$10,265,490
	Total Telecommunication Services	$10,265,490
	Utilities - 12.1%
	Electric Utilities - 4.7%
362,057	American Electric Power Co., Inc.	$22,074,615
348,814	Eversource Energy	18,766,193
94,639	NextEra Energy, Inc.	10,572,123
100,000	The Empire District Electric Co.	2,934,000
278,568	Westar Energy, Inc.	12,134,422
		$66,481,353
	Gas Utilities - 2.2%
453,986	National Fuel Gas Co.	$20,579,185
545,325	Questar Corp.	11,119,177
		$31,698,362
	Multi-Utilities - 5.2%
427,569	Alliant Energy Corp.	$27,937,358
498,500	Ameren Corp.	22,392,620
335,667	Consolidated Edison, Inc.	23,291,933
		$73,621,911
	Total Utilities	$171,801,626
	TOTAL COMMON STOCKS
	(Cost $1,157,404,222)	$1,413,131,412

	TOTAL INVESTMENT IN SECURITIES - 99.8%
	(Cost $1,157,404,222) (a)	$1,413,131,412

	OTHER ASSETS & LIABILITIES - 0.2%	$2,934,704

	TOTAL NET ASSETS - 100.0%	$1,416,066,116

*	Non-income producing security.

REIT	Real Estate Investment Trust

+	Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

(a)	At January 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,157,404,222 was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$337,617,474

	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(81,890,284)

	Net unrealized appreciation	255,727,190

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,413,131,412	$-	$-	$1,413,131,412
Total	$1,413,131,412	$-	$-	$1,413,131,412

During the period ended January 31, 2016, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Equity Income Fund

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date March 30, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date March 30, 2016

* Print the name and title of each signing officer under his or her signature.